BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2023
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES

1 BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES

Haleon plc (the Company) and its subsidiary undertakings (collectively, the Group) is a global leader in consumer health, with brands trusted by millions of consumers globally. Haleon’s product portfolio spans five major categories – Oral Health, Vitamins, Minerals and Supplements (VMS), Pain Relief, Respiratory Health, Digestive Health and Other. Its long-standing brands – such as Advil, Sensodyne, Panadol, Voltaren, Theraflu, Otrivin, Polident, parodontax and Centrum – are built on trusted science, innovation and deep human understanding.

Haleon is a public company limited by shares, incorporated under the laws of England and Wales with registered number of 13691224. The Company has ordinary shares with a nominal value of £0.01 per share. The Group’s shares are listed and traded on the London Stock Exchange (LSE) with American Depositary Shares (ADSs) listed on the New York Stock Exchange (NYSE) (LSE/NYSE: HLN). The registered address of the Company is Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, United Kingdom.

The condensed consolidated interim financial statements (interim financial statements) of the Group for the six months to 30 June 2023 have been prepared in accordance with IAS 34 Interim Financial Reporting issued by the International Accounting Standards Board (IASB) and the International Financial Reporting Standards as adopted by the United Kingdom (UK IFRS). These condensed consolidated interim financial statements, which are unaudited, do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Group’s consolidated financial statements and related notes as at and for the year ended 31 December 2022, which are available on the Company’s website. The annual financial statements of the Group for the year ended 31 December 2022 have been prepared in accordance with the International Financial Reporting Standards as adopted by the United Kingdom (UK IFRS) and in compliance with the International Financial Reporting Standards as issued by the IASB (IASB IFRS).

The condensed consolidated interim financial statements do not include all of the information required for a complete set of IFRS financial statements. However, selected notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the publication of the Group’s consolidated financial statements.

All accounting policies for recognition, measurement, consolidation and presentation are as outlined in the Group’s consolidated financial statements and these accounting policies are applied consistently in preparation of the condensed consolidated interim financial statements. The condensed consolidated interim financial statements have been prepared on the historical cost basis, except for the revaluation of certain financial instruments, and are presented in Pounds Sterling, the presentation currency of the Group.

The comparative figures for the financial year ended 31 December 2022 are not the Group's statutory accounts for that financial year. Those accounts have been reported on by the Group's auditor and delivered to the registrar of companies. The report of the auditor was (i) unqualified, (ii) did not include a reference to any matters to which the auditor drew attention by way of emphasis without qualifying their report, and (iii) did not contain a statement under section 498 (2) or (3) of the Companies Act 2006.

Exchange rates

The Group operates in many countries and earns revenues and incurs costs in many currencies. The results of the Group, as reported in Sterling, are affected by movements in exchange rates between Sterling and other currencies. Average exchange rates prevailing during the period, as modified by specific transaction rates for large transactions, are used to translate the results and cash flows of overseas subsidiaries into Sterling. Period-end rates are used to translate the net assets of those entities. The principal currencies and relevant exchange rates in the key markets where the Group operates are shown below.

	Average rates		Period-end rates
	Six months ended 30 June 2023	Six months ended 30 June 2022	As at 30 June 2023	As at 31 December 2022
USD/£	1.23	1.30	1.26	1.20
Euro/£	1.14	1.19	1.17	1.13
CNY/£	8.59	8.38	9.19	8.31

Going concern

The Directors have reviewed the Group’s cash flow forecasts, financial position and exposure to principal risks and have formed the view that the Group will generate sufficient cash to meet its ongoing requirements for at least 12 months from the date the condensed consolidated interim financial statements have been authorised. At 30 June 2023, the Group had cash and cash equivalents, net of bank overdrafts, of £461m and undrawn credit facilities of $1.4bn and £1bn with initial maturity dates of September 2023 and September 2025, respectively. As a result, the Directors believe that it is appropriate to adopt the going concern basis of accounting in preparing the Group’s condensed consolidated interim financial statements.

Judgements and estimates

In preparing the condensed consolidated interim financial statements, management is required to make judgements about when or how items should be recognised in the condensed consolidated interim financial statements and estimates and assumptions that affect the amounts of assets and liabilities, income and expenses reported in the condensed consolidated interim financial statements. Actual amounts and results could differ from these estimates.

The critical areas of accounting estimates and judgements are the same as those disclosed in the published Group consolidated financial statements and related notes as at and for the year ended 31 December 2022.

Recent accounting developments

On 20 June 2023, the UK Finance Bill was substantively enacted in the UK, including legislation to implement the OECD Pillar Two income taxes for periods beginning on or after 1 January 2024. The Group is currently evaluating the future impact of this legislation. On 19 July 2023 the UK Endorsement Board adopted the temporary, mandatory deferred tax exception to IAS 12, as issued by the IASB in May 2023. The exception has been applied and the Group has neither recognised nor disclosed information about deferred tax assets or liabilities relating to Pillar Two income taxes.

Other than the above, new standards or amendments to standards that have been issued by the IASB and are effective from 1 January 2023 were not material to the Group. All new accounting standards, amendments to accounting standards and interpretations that have been published by the IASB and are not effective for 30 June 2023 reporting periods, have not been early adopted by the Group. These standards, amendments or interpretations are not expected to have a material impact on the entity in the current or future reporting periods.